UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8081

Name of Fund:  MuniHoldings Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Terry K. Glenn, President,
   MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
   9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/05

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniHoldings Fund, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

                S&P       Moody's    Face
State           Ratings   Ratings  Amount                  Municipal Bonds                                           Value
Alabama - 0.8%  BBB       NR*     $ 1,750    Camden, Alabama, IDB, Exempt Facilities Revenue Bonds
                                             (Weyerhaeuser Company), Series A, 6.125% due 12/01/2024             $    1,827


Arizona - 3.1%  NR*       Baa3      2,300    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
                                             Charter Schools Project 1), Series A, 6.75% due 7/01/2029                2,335

                BBB-      Ba1       1,200    Maricopa County, Arizona, Pollution Control Corporation, PCR,
                                             Refunding (El Paso Electric Company Project), Series A,
                                             6.25% due 5/01/2037                                                      1,237

                NR*       Caa2      3,000    Phoenix, Arizona, IDA, Airport Facility Revenue Refunding Bonds
                                             (America West Airlines Inc. Project), AMT, 6.30% due 4/01/2023           2,245

                NR*       NR*         760    Show Low, Arizona, Improvement District No. 5, Special Assessment
                                             Bonds, 6.375% due 1/01/2015                                                790


California -    NR*       NR*         875    Agua Caliente Band of Cahuilla Indians, California, Casino
20.2%                                        Revenue Bonds, 5.60% due 7/01/2013                                         869

                AAA       Aaa       2,965    California Infrastructure and Economic Development Bank, Insured
                                             Revenue Bonds (Rand Corporation), Series A, 5.50% due 4/01/2032(a)       3,104

                BBB       A3        4,000    California State, GO, Refunding, 5.375% due 10/01/2027                   4,069

                BBB       A3        2,500    California State, Various Purpose, GO, 5.50% due 4/01/2028               2,601


Portfolio Abbreviations

To simplify the listings of MuniHoldings Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
EDA      Economic Development Authority
GO       General Obligation Bonds
HDA      Housing Development Authority
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDR      Industrial Development Revenue Bonds
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
RITR     Residual Interest Trust Receipts


MuniHoldings Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

                S&P       Moody's    Face
State           Ratings   Ratings  Amount                  Municipal Bonds                                           Value
California      BBB+      A2      $ 7,000    California State Department of Water Resources, Power Supply
(concluded)                                  Revenue Bonds, Series A, 5.25% due, 5/01/2020                       $    7,314

                BBB-      Baa1      6,800    California State Public Works Board, Lease Revenue Bonds
                                             (Department of Corrections), Series C 5.25% due 6/01/2028                6,799

                A         A3        3,870    California Statewide Communities Development Authority, Health
                                             Facility Revenue Bonds (Memorial Health Services), Series A,
                                             6% due 10/01/2023                                                        4,086

                                             Golden State Tobacco Securitization Corporation of California,
                                             Tobacco Settlement Revenue Bonds:
                BBB       Baa3      1,165        Series A-3, 7.875% due 6/01/2042                                     1,188
                BBB-      Baa1      3,000        Series B, 5.75% due 6/01/2021                                        3,100
                BBB-      Baa1      1,670        Series B, 5.625% due 6/01/2033                                       1,689

                                             Montebello, California, Unified School District, GO (b):
                AAA       Aaa       2,405        5.61%** due 8/01/2022                                                  946
                AAA       Aaa       2,455        5.61%** due 8/01/2023                                                  904

                AAA       Aaa       2,095    Oceanside, California, Unified School District, GO (Election of
                                             2000), Series C, 5.25% due 8/01/2032(g)                                  2,144

                AA        Aa3       3,950    Sacramento County, California, Sanitation District, Financing
                                             Authority Revenue Refunding Bonds, RIB, Series 366, 10.392% due
                                             12/01/2027(f)                                                            4,432


Colorado - 2.8% NR*       NR*       2,645    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                                             Improvement Fee), Series A, 7.35% due 9/01/2031                          2,746

                AA        NR*       3,000    Interlocken, Colorado, GO, Refunding (Metropolitan District),
                                             Series A, 5.75% due 12/15/2019(c)                                        3,222


Connecticut -   BBB-      Baa3      2,165    Connecticut State Development Authority, Airport Facility Revenue
2.5%                                         Bonds (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                   2,468

                NR*       NR*       2,735    Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC
                                             Project), AMT, 8% due 4/01/2030                                          2,833


Florida - 5.1%  BBB-      Baa3      1,430    Broward County, Florida, Airport Exempt Facility Revenue Bonds
                                             (Learjet Inc. Project), AMT, 7.50% due 11/01/2020                        1,577

                                             Midtown Miami, Florida, Community Development District, Special
                                             Assessment Revenue Bonds:
                NR*       NR*       1,950        Series A, 6.25% due 5/01/2037                                        1,975
                NR*       NR*       1,300        Series B, 6.50% due 5/01/2037                                        1,323

                A         A2        3,225    Orange County, Florida, Health Facilities Authority, Hospital
                                             Revenue Bonds (Orlando Regional Healthcare), 6% due 12/01/2028           3,369

                NR*       NR*       1,000    Orlando, Florida, Urban Community Development District, Capital
                                             Improvement Special Assessment Bonds, Series A, 6.95% due 5/01/2033      1,053

                NR*       NR*       1,700    Preserve at Wilderness Lake, Florida, Community Development District,
                                             Capital Improvement Bonds, Series A, 5.90% due 5/01/2034                 1,651


Georgia - 0.8%  NR*       NR*       1,750    Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station
                                             Project), 7.90% due 12/01/2024                                           1,821


Illinois - 3.2% NR*       B2          815    Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project),
                                             8% due 10/01/2016                                                          844

                CCC       Caa2      1,000    Chicago, Illinois, O'Hare International Airport, Special Facility
                                             Revenue Refunding Bonds (American Airlines Inc. Project), 8.20%
                                             due 12/01/2024                                                             770

                NR*       NR*       1,200    Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
                                             6.75% due 12/01/2032                                                     1,230

                AA        Aa2       4,000    Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2,
                                             5.35% due 2/01/2027                                                      4,038


Indiana - 2.5%  NR*       NR*       8,985    Allen County, Indiana, Redevelopment District Tax Increment Revenue
                                             Bonds (General Motors Development Area), 7%** due 11/15/2013             5,303


Louisiana -     B         NR*       1,610    Hodge, Louisiana, Utility Revenue Refunding Bonds (Stone Container
0.8%                                         Corporation), AMT, 7.45% due 3/01/2024                                   1,643


Maryland - 4.1% AAA       NR*       1,875    Anne Arundel County, Maryland, Special Obligation Revenue Bonds
                                             (Arundel Mills Project), 7.10% due 7/01/2009(h)                          2,249

                                             Maryland State Economic Development Corporation, Student Housing
                                             Revenue Bonds (University of Maryland College Park Project):
                NR*       Baa3      1,760        6% due 6/01/2021                                                     1,871
                NR*       Baa3      1,700        6.50% due 6/01/2027                                                  1,818

                NR*       NR*       2,750    Maryland State Energy Financing Administration, Limited
                                             Obligation Revenue Bonds (Cogeneration-AES Warrior Run), AMT,
                                             7.40% due 9/01/2019                                                      2,810


Massachusetts   BB+       NR*       1,000    Massachusetts State Development Finance Agency, Revenue Refunding
0.4%                                         Bonds (Eastern Nazarene College), 5.625% due 4/01/2029                     846


Michigan - 2.4% BBB       Baa2      3,505    Delta County, Michigan, Economic Development Corporation,
                                             Environmental Improvement Revenue Refunding Bonds
                                             (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2027                  3,639

                A         NR*       1,400    Flint, Michigan, Hospital Building Authority Revenue Refunding
                                             Bonds (Hurley Medical Center), Series A, 6% due 7/01/2020(i)             1,473


Minnesota -     A-        NR*       3,500    Minneapolis, Minnesota, Community Development Agency, Supported
1.7%                                         Development Revenue Refunding Bonds, Series G-3, 5.45% due
                                             12/01/2031                                                               3,562


Mississippi -   BBB-      Ba1      $7,675    Claiborne County, Mississippi, PCR, Refunding (System Energy
4.7%                                         Resources Inc. Project), 6.20% due 2/01/2026                             7,675

                BBB-      Ba1       2,500    Mississippi Business Finance Corporation, Mississippi, PCR,
                                             Refunding (System Energy Resources Inc. Project), 5.90% due
                                             5/01/2022                                                                2,520


Missouri - 1.6% NR*       NR*       2,000    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement
                                             Bonds (Gravois Bluffs), 7% due 10/01/2021                                2,146

                BBB+      Baa1      1,400    Missouri State Development Finance Board, Infrastructure Facilities
                                             Revenue Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032        1,405


Nevada - 1.4%   AAA       Aaa       3,000    Clark County, Nevada, IDR (Power Company Project), AMT, Series A,
                                             6.70% due 6/01/2022(b)                                                   3,046


New Jersey -                                 New Jersey EDA, Retirement Community Revenue Bonds, Series A:
8.7%            NR*       NR*       1,475        (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2031            1,494
                NR*       NR*       3,600        (Seabrook Village Inc.), 8.25% due 11/15/2030                        3,848

                                             New Jersey EDA, Special Facility Revenue Bonds (Continental
                                             Airlines Inc. Project), AMT:
                B         Caa2      1,000        6.625% due 9/15/2012                                                   895
                B         Caa2      2,950        6.25% due 9/15/2029                                                  2,205

                NR*       Baa1      3,325    New Jersey Health Care Facilities Financing Authority Revenue
                                             Bonds (South Jersey Hospital), 6% due 7/01/2026                          3,433

                NR*       Aaa       4,425    Salem County, New Jersey, Industrial Pollution Control Financing
                                             Authority, Revenue Refunding Bonds (Public Service Electric & Gas),
                                             RIB, Series 380, 11.14% due 6/01/2031(f)(g)                              4,630

                BBB       Baa3      2,315    Tobacco Settlement Financing Corporation of New Jersey Revenue
                                             Bonds, 7% due 6/01/2041                                                  2,141


New Mexico -    BBB       Baa2      2,000    Farmington, New Mexico, PCR, Refunding (Public Service Company-San
1.0%                                         Juan Project), Series A, 6.30% due 12/01/2016                            2,093


New York -      NR*       NR*       1,320    Dutchess County, New York, IDA, Civic Facility Revenue Refunding
26.8%                                        Bonds (Saint Francis Hospital), Series A, 7.50% due 3/01/2029            1,288

                NR*       NR*         535    New York City, New York, City IDA, Civic Facility Revenue Bonds,
                                             Series C, 6.80% due 6/01/2028                                              549

                BB-       Ba2       1,110    New York City, New York, City IDA, Special Facility Revenue Bonds
                                             (British Airways PLC Project), AMT, 7.625% due 12/01/2032                1,096

                AAA       Aaa       6,000    New York City, New York, City Municipal Water Finance Authority,
                                             Water and Sewer System Revenue Bonds, RITR, Series 11, 10.29% due
                                             6/15/2026(e)(f)                                                          6,906

                                             New York City, New York, GO, Refunding:
                AAA       A2        4,635        Series F, 6% due 8/01/2006(g)(h)                                     5,073
                AAA       A2        5,365        Series F, 6% due 8/01/2016(g)                                        5,813
                AAA       Aaa      11,000        Series G, 5.75% due 8/01/2006(b)(h)                                 11,740

                AAA       Aaa       2,715    New York State Dormitory Authority Revenue Bonds (School Districts
                                             Financing Program), Series D, 5.25% due 10/01/2023(g)                    2,855

                AA        Aaa       1,875    New York State Dormitory Authority, State Personal Income Tax
                                             Revenue Bonds, Series A, 5% due 3/15/2021(g)                             1,942

                A+        NR*       6,100    New York State Municipal Bond Bank Agency, Special School Purpose
                                             Revenue Bonds, Series C, 5.25% due 12/01/2019                            6,403

                                             Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                AA-       A3        1,400        Series A-1, 5.50% due 6/01/2014                                      1,493
                AA-       A3        3,150        Series A-1, 5.50% due 6/01/2018                                      3,373
                AAA       Aaa       3,000        Series A-1, 5.25% due 6/01/2022(a)                                   3,122
                AA-       A3        3,500        Series C-1, 5.50% due 6/01/2017                                      3,731

                NR*       NR*       2,080    Westchester County, New York, IDA, Continuing Care Retirement,
                                             Mortgage Revenue Bonds (Kendal on Hudson Project), Series A, 6.50%
                                             due 1/01/2034                                                            2,050


Oklahoma - 0.9%                              Tulsa, Oklahoma, Municipal Airport Trust Revenue Refunding Bonds
                                             (AMR Corporation), Series A, AMT:
                B-        Caa2        570        5.80% due 6/01/2035                                                    564
                B-        Caa2      1,425        5.375% due 12/01/2035                                                1,344


Oregon - 1.0%   NR*       NR*       2,050    Western Generation Agency, Oregon, Cogeneration Project Revenue
                                             Bonds (Wauna Cogeneration Project), AMT, Series B, 7.40% due
                                             1/01/2016                                                                2,087


Pennsylvania -  NR*       NR*       6,000    Pennsylvania Economic Development Financing Authority, Exempt
8.6%                                         Facilities Revenue Bonds (National Gypsum Company), AMT, Series B,
                                             6.125% due 11/01/2027                                                    5,897

                NR*       NR*         725    Philadelphia, Pennsylvania, Authority for IDR, Commercial
                                             Development, 7.75% due 12/01/2017                                          742

                NR*       NR*       4,000    Philadelphia, Pennsylvania, Authority for IDR, Commercial
                                             Development (Days Inn), Refunding, Series B, 6.50% due 10/01/2027        4,054

                                             Philadelphia, Pennsylvania, Authority for Industrial Development,
                                             Senior Living Revenue Bonds:
                NR*       Baa2      1,105        (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033            1,050
                NR*       Baa2      1,245        (Saligman House Project), Series C, 6.10% due 7/01/2033              1,183

                A-        NR*       3,500    Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds
                                             (Guthrie Health Issue), Series B, 7.125% due 12/01/2031                  3,990

                A-        NR*       1,450    Sayre, Pennsylvania, Health Care Facilities Authority Revenue
                                             Refunding Bonds (Guthrie Health), Series A, 5.875% due 12/01/2031        1,469


Rhode Island -  BBB       Baa2      2,820    Rhode Island State Health and Educational Building Corporation,
1.4%                                         Hospital Financing Revenue Bonds (Lifespan Obligation Group), 6.50%
                                             due 8/15/2032                                                            2,925


South           BBB+      Baa2      3,020    Medical University, South Carolina, Hospital Authority, Hospital
Carolina -2.4%                               Facilities Revenue Refunding Bonds, Series A, 6.375% due 8/15/2027       3,115

                BBB       Baa3      2,300    Tobacco Settlement Revenue Management Authority of South Carolina,
                                             Tobacco Settlement Revenue Bonds, Series B, 6.375% due 5/15/2028         1,992


Tennessee -                                  Hardeman County, Tennessee, Correctional Facilities Corporation
6.4%                                         Revenue Bonds:
                NR*       NR*         680        7% due 8/01/2004                                                       680
                NR*       NR*       4,500        7.75% due 8/01/2017                                                  4,656

                A-        A3        4,575    Shelby County, Tennessee, Health, Educational and Housing Facility
                                             Board, Hospital Revenue Refunding Bonds (Methodist Healthcare),
                                             6.50% due 9/01/2026                                                      4,957

                NR*       Aa2       3,400    Tennessee Educational Loan Revenue Bonds (Educational Funding
                                             South Inc.), AMT, Senior Series B, 6.20% due 12/01/2021                  3,534


Texas - 17.1%   BBB-      Baa3      4,000    Austin, Texas, Convention Center Revenue Bonds (Convention
                                             Enterprises Inc.), First Tier, Series A, 6.70% due 1/01/2028             4,159

                                             Brazos River Authority, Texas, PCR, Refunding (TXU Energy
                                             Company LLC Project):
                BBB       Baa2      1,300        AMT, Series C, 6.75% due 10/01/2038                                  1,350
                BBB-      Baa2      1,000        Series B, 4.75% due 5/01/2029                                        1,034

                BBB-      NR*       2,340    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant
                                             Energy Inc. Project), Series B, 7.75% due 12/01/2018                     2,548

                A         A3        3,875    Brazos River, Texas, Harbor Navigation District, Brazoria County
                                             Environmental Revenue Refunding Bonds (Dow Chemical Company Project),
                                             AMT, Series A-7, 6.625% due 5/15/2033                                    4,134

                NR*       NR*       1,800    Houston, Texas, Health Facilities Development Corporation,
                                             Retirement Facility Revenue Bonds (Buckingham Senior Living
                                             Community), Series A, 7.125% due 2/15/2034                               1,832

                A-        A3        3,000    Lower Colorado River Authority, Texas, PCR (Samsung Austin
                                             Semiconductor), AMT, 6.375% due 4/01/2027                                3,203

                BBB-      Ba2       1,485    Matagorda County, Texas, Navigation District Number 1 Revenue
                                             Refunding Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029        1,635

                BB        Ba3       1,425    Port Corpus Christi, Texas, Individual Development Corporation,
                                             Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                             Project), AMT, 8.25% due 11/01/2031                                      1,503

                B-        Ba3       5,000    Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese
                                             Project), Series A, 6.45% due 11/01/2030                                 4,751

                AAA       Aaa       7,020    Texas State Department of Housing and Community Affairs, Residential
                                             Mortgage Revenue Bonds, AMT, Series A, 5.70% due 1/01/2033(d)            7,337

                AAA       Aaa       3,140    Texas State Department of Housing and Community Affairs, Residential
                                             Mortgage Revenue Refunding Bonds, AMT, Series B, 5.25% due
                                             7/01/2022(d)                                                             3,202


Vermont - 1.1%  BBB+      NR*       2,370    Vermont Educational and Health Buildings, Financing Agency Revenue
                                             Bonds (Developmental and Mental Health), Series A, 6% due 6/15/2017      2,425


Virginia - 8.3% BBB+      A3        1,150    Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power
                                             Company), Series A, 5.875% due 6/01/2017                                 1,240

                AAA       Aaa       7,000    Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding
                                             Bonds, AMT, Series A, 6.10% due 2/01/2011(a)                             7,858

                                             Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                NR*       B1        5,600        First Tier, Sub-Series C, 6.25%** due 8/15/2028                        506
                NR*       B1        5,700        First Tier, Sub-Series C, 6.25%** due 8/15/2029                        495
                BB        Ba2       4,250        Senior-Series A, 5.50% due 8/15/2028                                 3,565
                BB        Ba2       1,500        Senior-Series B, 8.40%** due 8/15/2029                                 218
                BB        Ba2         300        Senior-Series B, 8.80%** due 8/15/2030                                  40

                AAA       Aaa       3,905    Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series J,
                                             Sub-Series J-1, 5.20% due 7/01/2019(g)                                   3,991


Washington -    NR*       NR*       1,415    Seattle, Washington, Housing Authority Revenue Bonds (Replacement
0.6%                                         Housing Project), 6.125% due 12/01/2032                                  1,373


West            B-        B2        1,000    Princeton, West Virginia, Hospital Revenue Refunding Bonds
Virginia -0.4%                               (Community Hospital Association Inc. Project), 6% due 5/01/2019            771


Wisconsin -     AAA       Aaa       2,000    Evansville, Wisconsin, Community School District, GO, Refunding,
2.2%                                         5.50% due 4/01/2020(b)                                                   2,176

                                             Wisconsin State Health and Educational Facilities Authority
                                             Revenue Bonds:
                NR*       NR*         825        (New Castle Place Project), Series A, 7% due 12/01/2031                831
                BBB+      NR*       1,755        (Synergyhealth Inc.), 6% due 11/15/2032                              1,765


Wyoming - 1.4%  BB+       Ba3       3,000    Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds
                                             (FMC Corporation Project), AMT, Series B, 6.90% due 9/01/2024            3,049


Virgin          BBB-      Baa3      4,650    Virgin Islands Government Refinery Facilities Revenue Refunding
Islands - 2.3%                               Bonds (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                  4,950

                                             Total Municipal Bonds (Cost - $309,143) - 148.7%                       318,958


                                   Shares
                                     Held               Short-Term Securities
                                      409    Merrill Lynch Institutional Tax-Exempt Fund+                               409

                                             Total Short-Term Securities (Cost - $409) - 0.2%                           409

                Total Investments (Cost - $309,552***) - 148.9%                                                     319,367
                Other Assets Less Liabilities - 2.4%                                                                  5,154
                Preferred Stock, at Redemption Value - (51.3%)                                                    (110,011)
                                                                                                                 ----------
                Net Assets Applicable to Common Stock - 100.0%                                                   $  214,510
                                                                                                                 ==========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) Radian Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(g) MBIA Insured.

(h) Prerefunded.

(i) ACA Insured.

* Not Rated.

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

Aggregate cost                                           $  309,552
                                                         ==========
Gross unrealized appreciation                            $   13,585
Gross unrealized depreciation                               (3,770)
                                                         ----------
Net unrealized appreciation                              $    9,815
                                                         ==========


+ Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

Merrill Lynch Institutional Tax-Exempt Fund     400           $5



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniHoldings Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniHoldings Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniHoldings Fund, Inc.


Date: September 17, 2004